Investments Gain on Securities, Net of Investment Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Gain on securities, net	$ 6,911	[1]	$ 1,432	[1]	$ 3,542	[1]
Consolidated Investment Companies [Member]
Gain on securities, net	2,000		(1,200)		1,500
Trading Securities [Member]
Unrealized gain (loss) on trading securities	1,614		(871)		541
Realized gains	1,200	[2]	931	[2]	2,045	[2]
Realized losses	(627)	[2]	(830)	[2]	(958)	[2]
Settlement Of Derivative [Member]
Unrealized gain (loss) on derivatives	72	[3]	(560)	[3]	190	[3]
Realized gains	310	[2],[3]	570	[2],[3]	720	[2],[3]
Realized losses	(97)	[2],[3]	(814)	[2],[3]	(907)	[2],[3]
Available-for-sale Securities [Member]
Realized gains	4,439	[2]	3,006	[2]	1,239	[2]
Realized losses	0	[2]	0	[2]	(6)	[2]
Purchased Loans [Member]
Realized gains	$ 0	[2]	$ 0	[2]	$ 678	[2]

[1]	Amounts related to consolidated investment companies totaled $2.0 million, $(1.2) million and $1.5 million for 2012, 2011 and 2010, respectively.
[2]	Realized gains and losses are computed on a specific-identification basis.
[3]	Amounts related to the settlement of economic derivatives held by certain consolidated sponsored products.